REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS
	2022	2023	2024
	S$	S$	S$

Over time
Revenue from private blood storage service	-	-	64,214

At a point in time
Revenue from retrieval of private blood service	-	-	5,287

Total	-	-	69,501

SCHEDULE OF CONTRACT LIABILITIES
	2023	2024
	S$	S$

Contract liabilities	5,456	107,742

SCHEDULE OF UNSATISFIED PERFORMANCE OBLIGATIONS

	More than 2 years but less than 5 years	More than 5 years but less than 10 years	More than 10 years
	S$	S$	S$
Partially and fully unsatisfied performance obligations as at:
December 31, 2023	-	-	-
December 31, 2024	344,000	250,000	30,000